Investment in Films and Television Programs - (Estimated Future Amortization) (Details) - LIONS GATE ENTERTAINMENT CORP. [Member] $ in Millions	Mar. 31, 2024 USD ($)
Released Investment in Films and Television Programs, Individual Monetization
Individual monetization, expected amortization, year one	$ 348.8
Individual monetization, expected amortization, year two	166.0
Individual monetization, expected amortization, year three	138.9
Released Investment in Films and Television Programs, Film Group Monetization
Film group monetization, expected amortization, year one	225.9
Film group monetization, expected amortization, year two	102.2
Film group monetization, expected amortization, year three	70.3
Licensed Program Rights
Licensed program rights, expected amortization, year one	161.8
Licensed program rights, expected amortization, year two	32.4
Licensed program rights, expected amortization, year three	16.0
Individual monetization, completed and not released investment in films and television programs, expected amortization in next operating cycle	139.6
Film group monetization, completed and not released, expected amortization in next operating cycle	$ 138.0